Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Convertible note payable discount	$ 0	$ 80,369	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	1,781,946,647	1,322,822,904	1,259,831,337
Common stock, shares outstanding	1,781,946,647	1,322,822,904	1,259,831,337
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	5,000,000	4,000,000	1,000,000
Preferred Stock, Shares outstanding	5,000,000	4,000,000	1,000,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,760,000	5,760,000	5,760,000
Preferred stock, shares issued	5,760,000	5,760,000	0
Preferred Stock, Shares outstanding	5,760,000	5,760,000	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,500,000	3,500,000
Preferred stock, shares issued	2,000,000	0
Preferred Stock, Shares outstanding	2,000,000	0